Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000021902 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Accumulated Value	$ 10,000		$ 10,770	$ 12,177	$ 11,771	$ 14,912	$ 15,083	$ 19,588	$ 14,273	$ 15,872	$ 15,408	$ 15,915
C000021901 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Accumulated Value	10,000		10,794	12,233	11,862	15,050	15,273	19,874	14,521	16,184	15,749	16,304
C000021905 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Accumulated Value	10,000		12,090	13,900	13,190	16,722	17,095	22,161	18,090	21,519	22,584	23,884
C000021906 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Accumulated Value	10,000		12,058	13,830	13,090	16,540	16,894	21,822	17,771	21,089	22,069	23,281
C000052150 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Accumulated Value	10,000		11,576	13,128	11,604	15,167	15,723	20,535	18,686	21,001	23,839	25,210
C000052149 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Accumulated Value	10,000		11,598	13,184	11,674	15,307	15,899	20,826	18,997	21,414	24,358	25,814
C000052151 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Accumulated Value	10,000		10,168	10,344	10,476	11,020	11,498	11,516	11,040	11,711	12,331	13,050
C000052152 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Accumulated Value	10,000		10,148	10,295	10,397	10,906	11,358	11,337	10,856	11,482	12,059	12,721
C000068441 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Accumulated Value	10,000		10,473	11,649	11,309	13,172	14,761	15,750	13,304	14,639	15,465	16,968
C000068440 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Accumulated Value	10,000		10,503	11,709	11,389	13,311	14,949	15,996	13,535	14,946	15,821	17,403
C000068442 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Accumulated Value	10,000		10,616	12,264	11,791	14,412	16,471	18,383	15,301	17,289	18,727	20,842
C000068443 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Accumulated Value	10,000		10,587	12,199	11,696	14,257	16,264	18,095	15,034	16,935	18,311	20,318
C000068445 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Accumulated Value	10,000		10,694	12,780	12,082	15,304	17,670	20,416	16,639	19,140	21,062	23,563
C000068444 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Accumulated Value	10,000		10,715	12,842	12,174	15,457	17,898	20,718	16,933	19,522	21,540	24,164
C000068446 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Accumulated Value	10,000		12,717	14,656	13,076	17,476	18,208	24,408	21,733	24,224	26,530	27,348
C000068447 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Accumulated Value	10,000		12,673	14,576	12,973	17,309	17,955	24,036	21,336	23,731	25,910	26,656
C000068455 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Accumulated Value	10,000		10,238	11,056	10,536	11,384	12,888	13,058	10,229	10,481	10,048	10,869
C000068454 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Accumulated Value	10,000		10,257	11,110	10,613	11,490	13,047	13,259	10,402	10,687	10,266	11,152
MSCI All Country World Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net div)
Accumulated Value	10,000		10,786	13,372	12,113	15,335	17,828	21,133	17,252	21,082	24,769	30,302
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
Standard And Poor s 500 Stock Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Stock Index
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Accumulated Value	10,000		10,209	10,964	10,832	11,573	12,637	12,042	10,086	10,662	10,482	11,338
FTSE EPRA Nareit Developed Real Estate Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE EPRA Nareit Developed Real Estate Index (net div)
Accumulated Value	10,000		10,406	11,485	10,838	13,212	12,018	15,153	11,352	12,450	12,566	13,770
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Accumulated Value	10,000		12,131	13,908	12,376	15,535	18,636	21,397	17,024	19,906	22,203	25,047
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Value Index
Accumulated Value	10,000		12,000	13,601	11,930	15,158	15,910	20,419	17,962	20,246	22,892	25,421
Bloomberg 1 3 Year U S Government Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Accumulated Value	10,000		10,128	10,214	10,377	10,795	11,155	11,102	10,693	11,186	11,673	12,297
MFS Conservative Allocation Portfolio Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MFS Conservative Allocation Portfolio Blended Index
Accumulated Value	10,000		10,525	11,600	11,341	13,187	14,629	15,786	13,493	15,149	16,362	18,408
MFS Moderate Allocation Portfolio Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MFS Moderate Allocation Portfolio Blended Index
Accumulated Value	10,000		10,659	12,160	11,717	14,119	15,873	17,988	15,206	17,643	19,656	22,643
MFS Growth Allocation Portfolio Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MFS Growth Allocation Portfolio Blended Index
Accumulated Value	10,000		10,749	12,666	11,998	14,908	16,855	19,931	16,654	19,879	22,707	26,813
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Accumulated Value	10,000		13,174	14,207	12,379	15,151	15,853	20,335	17,390	19,937	21,543	24,256
Bloomberg World Government Inflation Linked Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg World Government Inflation-Linked Bond Index
Accumulated Value	$ 10,000		$ 10,402	$ 11,288	$ 10,828	$ 11,717	$ 13,186	$ 13,598	$ 10,626	$ 11,208	$ 10,860	$ 11,815